Investment in Associated Companies	12 Months Ended
Dec. 31, 2021
Investment in Associated Companies
Investment in Associated Companies

17.Investment in Associated Companies

Investment in Zenlabs

On March 10, 2021, the Group entered into a Stock Purchase Agreement in which the Lilium Group acquired 25.7 % of the shares of Zenlabs Energy Inc. (“Zenlabs”) for a purchase price of €8,502 thousand ($10,054 thousand), including transactions costs. Zenlabs are a supplier of battery technology for Lilium. The principal place of business for Zenlabs is the United States of America.

On July 15, 2021, the Group entered into an additional Stock Purchase Agreement in which the Lilium Group acquired a further 9.1 % of the shares of Zenlabs across two transactions on July 16, 2021 and September 27, 2021, for a total consideration of €7,400 thousand ($8,716 thousand). The consideration included the conversion of outstanding promissory notes at a fair value of €2,222 thousand ($2,629 thousand), including a €1,051 thousand ($1,250 thousand) promissory note purchased on March 19, 2021. The Group’s investment in Zenlabs is accounted for using the equity method of accounting.

Lilium holds preferred stocks in Zenlabs, which give Lilium preferred dividend rights as well as rights of preferential payments in certain events. Preferred dividends are not cumulative, and payment is at the discretion of the Board of Directors of Zenlabs out of any funds and assets legally available. In a deemed liquidation event, which is defined in the preferred stock purchase agreement as mergers and consolidations and certain asset sales, Lilium is entitled to redeem cash or other assets from Zenlabs which provides Lilium a share in Zenlabs net assets. In the event of liquidation, dissolution or winding up or deemed liquidation event, Lilium is entitled to preferential payments if there are sufficient funds in Zenlabs to pay the preferred stockholders. The preferred stocks carry the same shareholder voting rights as holders of equivalent common stock. The preferred stocks also entitle the Group to nominate two directors to the Board of Directors of Zenlabs. As such, the Group is considered to have significant influence over Zenlabs. The significant influence together with other features of the preferred stocks result in Lilium participating in a share of gains or losses from Zenlabs; as such, the investment is accounted for at-equity under IAS 28 ‘Investment in associates and joint ventures’.

For each date of acquisition of the equity-accounted investee, the fair value of Zenlabs’ identifiable net assets and liabilities was identified, and the difference between the purchase price and the fair value of identified net assets has been accounted for as goodwill. The goodwill is included within the carrying value of the Investment in Associate. The total fair value of the identifiable net assets acquired is €8,344 thousand ($9,843 thousand), generating goodwill upon purchase of €7,558 thousand ($8,927 thousand). The fair value of the identifiable net assets acquired includes a carrying value of €2,248 thousand ($2,652 thousand) and a fair value step-up of €8,688 thousand ($10,250 thousand) for Zenlabs’ brand and technology portfolio, offset by €2,592 thousand ($3,059 thousand) for deferred taxation.

As of December 31, 2021, there were no indicators that an impairment expense should be recognized on the carrying value of the investment in an associate.

The following table illustrates the summarized valuation of the Group’s investment in Zenlabs:

In € thousand	Carrying Value
January 1, 2021	—
Initial recognition	8,502
Conversion of promissory notes (July 2021)	2,222
Capital increases (July and September 2021)	5,178
Share of loss in an associated company	(848)
December 31, 2021	15,054

The following is the summarized financial information for Zenlabs, based on their consolidated financial statements prepared in accordance with IFRS, modified for fair value adjustments on acquisition. The numbers presented reflect the amounts in the IFRS financial statements of the associate, not of Lilium's ownership share in these amounts.

Zenlabs Energy, Inc. - Consolidated Statement of Operations for the period March 10, 2021, until December 31, 2021

In € thousand	3/10/2021 – 12/31/2021
Revenue	806
Net loss for the period	(2,907)

Zenlabs Energy, Inc. - Consolidated Statement of Financial Position as of December 31, 2021

In € thousand	12/31/2021
Non-current assets[1]	24,255
Current assets	6,724
Preferred stock reclassification[2]	20,283
Non-current liabilities	(28,200)
Current liabilities	(756)
Shareholders’ equity	22,306

Group’s effective interest in the associate	34.8%
Group’s share in shareholders’ equity (2020: nil)	7,762
Goodwill	7,558
Currency translation difference	(266)
Investment in an associate	15,054

1 As the purchase price allocation is performed at each acquisition date (as of March 10, July 16 and September 27, 2021), differences occur due to the different ownership rates used in purchase price allocation and equity accounting. These differences are adjusted in Zenlabs’ summary financial statements.

[2] Based on the Group's analysis of significant influence and investors’ current access to returns, Lilium concluded that its investment in Zenlabs is accounted for using the equity method under IAS 28 'Investment in associates and joint ventures'. However, in Zenlabs’ IFRS financial statements, the preferred stock owned by Lilium is accounted for as a financial liability based on its analysis under IAS 32 'Financial Instruments: Presentation' due to the features of preferred stock as explained above. In order to give effect to uniform accounting policies and consistency in accounting, the above-mentioned financial liability in Zenlabs’ financial statements is treated as equity in purchase price allocation and goodwill calculation.